Financial Instruments - Foreign Currency Risk from Non-derivative Financial Instruments (Detail) - Currency risk [member] - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 9,473	$ 6,374
Investment		600
Trade receivables	257,594	173,998
Unbilled revenue	21,236	16,406
Prepayments and other current assets	857	574
Other non-current assets	35	19
Trade payables	(128,302)	(135,323)
Provisions and accrued expenses	(9,236)	(6,150)
Pension and other employee obligations	(1,172)	(1,236)
Lease liabilities	(2,722)	(4,763)
Other liabilities	(17,726)	(16)
Non-current liabilities	(28,243)
Net assets/ (liabilities)	101,794	50,483
US Dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	4,762	3,412
Investment		600
Trade receivables	189,929	127,640
Unbilled revenue	7,774	7,105
Prepayments and other current assets	401	205
Other non-current assets	13	3
Trade payables	(46,179)	(33,849)
Provisions and accrued expenses	(6,919)	(4,493)
Pension and other employee obligations	(33)
Other liabilities	(15,188)
Non-current liabilities	(23,457)
Net assets/ (liabilities)	111,103	100,623
UK Pound Sterling [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	631	1,813
Trade receivables	31,964	22,934
Unbilled revenue	5,260	4,460
Prepayments and other current assets	129	66
Trade payables	(50,094)	(74,701)
Provisions and accrued expenses	(955)	(1,084)
Pension and other employee obligations	(742)	(794)
Other liabilities	(14)	(14)
Net assets/ (liabilities)	(13,821)	(47,320)
Indian Rupees [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	2,759	1,363
Prepayments and other current assets	51	55
Trade payables	(6,099)	(5,576)
Provisions and accrued expenses	(458)	(56)
Net assets/ (liabilities)	(3,747)	(4,214)
Australian Dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	66	54
Trade receivables	8,381	7,366
Prepayments and other current assets	18	2
Trade payables		(103)
Provisions and accrued expenses	(8)
Net assets/ (liabilities)	8,457	7,319
Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	3,983	899
Trade receivables	20,018	11,631
Unbilled revenue	7,517	4,304
Prepayments and other current assets	258	246
Trade payables	(25,217)	(20,627)
Provisions and accrued expenses	(828)	(446)
Pension and other employee obligations	(1)	(1)
Lease liabilities	(2,721)	(4,736)
Other liabilities	(2,518)	(2)
Non-current liabilities	(4,786)
Net assets/ (liabilities)	(4,295)	(8,732)
Others Currencies [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	31	196
Trade receivables	4,543	3,064
Unbilled revenue	685	537
Prepayments and other current assets	23
Other non-current assets	22	16
Trade payables	(713)	(467)
Provisions and accrued expenses	(68)	(71)
Pension and other employee obligations	(396)	(441)
Lease liabilities	(1)	(27)
Other liabilities	(29)
Net assets/ (liabilities)	$ 4,097	$ 2,807